Note 4 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 4 – INCOME TAXES

The Company provides for income taxes under FASB ASC 740, Accounting for Income Taxes. FASB ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

FASB ASC 740 requires the reduction of deferred tax assets by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded.

The total deferred tax asset was approximately $794,000 and $626,000 as of December 31, 2022 and 2021, respectively which is calculated by multiplying a 25.63% estimated tax rate by the cumulative net operating loss (NOL) of approximately $3,101,000 and $2,440,000, respectively.

Due to the enactment of the Tax Reform Act of 2017, we have calculated our deferred tax assets using an estimated corporate tax rate of 25.63%. US Tax codes and laws may be subject to further reform or adjustment which may have a material impact to the Company’s deferred tax assets and liabilities.

The Company is subject to United States federal income taxes at an approximate rate of 21% and state income taxes at an approximate rate of 4.63%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

The net deferred tax assets consist of the following:

	2022	2021
Deferred income tax assets
Net operating loss carry forward	$794,000	$626,000
Valuation allowance	(794,000)	(626,000)
Net deferred income tax asset	$-	$-

A reconciliation of income taxes computed at the statutory rate is as follows:

	2022	2021
Tax benefit at effective rate	$370,000	$202,000
Change in valuation allowance	(370,000)	(202,000)
Provision for income taxes	$-	$-

The Company has an operating loss carry forward of approximately $3,101,000 as of December 31, 2022.